Note 7 - Income Taxes (Details)	1 Months Ended	12 Months Ended							1 Months Ended
	Nov. 23, 2011	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Investment Tax Credit Carryforward [Member] USD ($)	Dec. 31, 2012 Investment Tax Credit Carryforward [Member] USD ($)	Dec. 31, 2013 Research Tax Credit Carryforward [Member] USD ($)	Dec. 31, 2012 Research Tax Credit Carryforward [Member] USD ($)	Nov. 23, 2011 Maximum [Member] CAD
Note 7 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		17.70%	17.50%	26.50%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic					$ 6,859,352	$ 5,891,094
Deferred Tax Assets, Operating Loss Carryforwards, State and Local					2,431,691	1,914,623
Deferred Tax Assets, Operating Loss Carryforwards		4,354,066	4,561,144				49,906,852	48,357,146
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration							24,526,593	21,457,451
Patent Tax Refund Percentage	75.00%
Proceeds from Income Tax Refunds (in Dollars)		$ 9,875	$ 322,720	$ 103,664					8,000,000